Contents of Significant Accounts - Financial Assets at Fair Value through Profit or Loss (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of financial assets [line items]
Total	$ 14,021,473		$ 12,084,297
Current	722,794	$ 24,166	528,450
Noncurrent	13,298,679	$ 444,623	11,555,847
Common stocks [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	8,381,085		6,814,915
Preferred stocks [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	3,299,419		2,998,228
Funds [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	2,195,524		2,030,688
Convertible bonds [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	145,445		236,905
Forward exchange contracts [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	0		3,561
Option [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	$ 0		$ 0